Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographic region
Audit fees	€ 14,354	€ 10,524	€ 9,386
Audit-related fees	686	1,038	510
Tax fees	1,204	633	951
Other fees	2,940	1,817	5,236
Germany
Disclosure of geographic region
Audit fees	2,961	2,041	1,608
Audit-related fees	301	614	394
Tax fees			54
Other fees	€ 2,940	€ 1,813	€ 5,236